Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Products Trust
Entity Central Index Key	0000916403
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000023590
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class ADV
Trading Symbol	IAMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 1,040,223,140
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,040,223,140 # of Portfolio Holdings91 Portfolio Turnover Rate55%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.9%
Common Stock	100.2%

Sector Allocation

Value	Value
Consumer Discretionary	21.4%
Industrials	20.2%
Information Technology	18.3%
Health Care	14.4%
Financials	10.5%
Communication Services	5.5%
Energy	2.9%
Utilities	2.5%
Consumer Staples	2.2%
Real Estate	1.8%
Materials	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	3.9%
AmerisourceBergen Corp.	3.5%
Howmet Aerospace, Inc.	3.1%
ROBLOX Corp. - Class A	3.0%
Verisk Analytics, Inc.	2.7%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.5%
Comfort Systems USA, Inc.	2.4%
Datadog, Inc. - Class A	2.1%
Fair Isaac Corp.	2.1%

C000023591
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class I
Trading Symbol	IIMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,040,223,140
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,040,223,140 # of Portfolio Holdings91 Portfolio Turnover Rate55%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.9%
Common Stock	100.2%

Sector Allocation

Value	Value
Consumer Discretionary	21.4%
Industrials	20.2%
Information Technology	18.3%
Health Care	14.4%
Financials	10.5%
Communication Services	5.5%
Energy	2.9%
Utilities	2.5%
Consumer Staples	2.2%
Real Estate	1.8%
Materials	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	3.9%
AmerisourceBergen Corp.	3.5%
Howmet Aerospace, Inc.	3.1%
ROBLOX Corp. - Class A	3.0%
Verisk Analytics, Inc.	2.7%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.5%
Comfort Systems USA, Inc.	2.4%
Datadog, Inc. - Class A	2.1%
Fair Isaac Corp.	2.1%

C000163133
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class R6
Trading Symbol	VMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,040,223,140
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,040,223,140 # of Portfolio Holdings91 Portfolio Turnover Rate55%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.9%
Common Stock	100.2%

Sector Allocation

Value	Value
Consumer Discretionary	21.4%
Industrials	20.2%
Information Technology	18.3%
Health Care	14.4%
Financials	10.5%
Communication Services	5.5%
Energy	2.9%
Utilities	2.5%
Consumer Staples	2.2%
Real Estate	1.8%
Materials	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	3.9%
AmerisourceBergen Corp.	3.5%
Howmet Aerospace, Inc.	3.1%
ROBLOX Corp. - Class A	3.0%
Verisk Analytics, Inc.	2.7%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.5%
Comfort Systems USA, Inc.	2.4%
Datadog, Inc. - Class A	2.1%
Fair Isaac Corp.	2.1%

C000023592
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class S
Trading Symbol	ISMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,040,223,140
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,040,223,140 # of Portfolio Holdings91 Portfolio Turnover Rate55%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.9%
Common Stock	100.2%

Sector Allocation

Value	Value
Consumer Discretionary	21.4%
Industrials	20.2%
Information Technology	18.3%
Health Care	14.4%
Financials	10.5%
Communication Services	5.5%
Energy	2.9%
Utilities	2.5%
Consumer Staples	2.2%
Real Estate	1.8%
Materials	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	3.9%
AmerisourceBergen Corp.	3.5%
Howmet Aerospace, Inc.	3.1%
ROBLOX Corp. - Class A	3.0%
Verisk Analytics, Inc.	2.7%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.5%
Comfort Systems USA, Inc.	2.4%
Datadog, Inc. - Class A	2.1%
Fair Isaac Corp.	2.1%

C000074884
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class S2
Trading Symbol	IMOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 1,040,223,140
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,040,223,140 # of Portfolio Holdings91 Portfolio Turnover Rate55%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.9%
Common Stock	100.2%

Sector Allocation

Value	Value
Consumer Discretionary	21.4%
Industrials	20.2%
Information Technology	18.3%
Health Care	14.4%
Financials	10.5%
Communication Services	5.5%
Energy	2.9%
Utilities	2.5%
Consumer Staples	2.2%
Real Estate	1.8%
Materials	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	3.9%
AmerisourceBergen Corp.	3.5%
Howmet Aerospace, Inc.	3.1%
ROBLOX Corp. - Class A	3.0%
Verisk Analytics, Inc.	2.7%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.5%
Comfort Systems USA, Inc.	2.4%
Datadog, Inc. - Class A	2.1%
Fair Isaac Corp.	2.1%

C000073995
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class ADV
Trading Symbol	ISOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$66	1.37%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.37%
AssetsNet	$ 167,154,685
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$167,154,685 # of Portfolio Holdings105 Portfolio Turnover Rate70%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	6.0%
Common Stock	96.8%

Sector Allocation

Value	Value
Industrials	23.4%
Health Care	22.3%
Information Technology	22.1%
Consumer Discretionary	10.1%
Financials	8.3%
Consumer Staples	3.8%
Materials	3.0%
Energy	2.9%
Real Estate	0.9%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(2.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Rambus, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Western Alliance Bancorp	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	2.0%
Fabrinet	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.7%
Carpenter Technology Corp.	1.7%
SiTime Corp.	1.7%

C000023597
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class I
Trading Symbol	IVSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.87%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%
AssetsNet	$ 167,154,685
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$167,154,685 # of Portfolio Holdings105 Portfolio Turnover Rate70%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	6.0%
Common Stock	96.8%

Sector Allocation

Value	Value
Industrials	23.4%
Health Care	22.3%
Information Technology	22.1%
Consumer Discretionary	10.1%
Financials	8.3%
Consumer Staples	3.8%
Materials	3.0%
Energy	2.9%
Real Estate	0.9%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(2.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Rambus, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Western Alliance Bancorp	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	2.0%
Fabrinet	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.7%
Carpenter Technology Corp.	1.7%
SiTime Corp.	1.7%

C000163134
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class R6
Trading Symbol	VRSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$42	0.87%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%
AssetsNet	$ 167,154,685
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$167,154,685 # of Portfolio Holdings105 Portfolio Turnover Rate70%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	6.0%
Common Stock	96.8%

Sector Allocation

Value	Value
Industrials	23.4%
Health Care	22.3%
Information Technology	22.1%
Consumer Discretionary	10.1%
Financials	8.3%
Consumer Staples	3.8%
Materials	3.0%
Energy	2.9%
Real Estate	0.9%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(2.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Rambus, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Western Alliance Bancorp	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	2.0%
Fabrinet	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.7%
Carpenter Technology Corp.	1.7%
SiTime Corp.	1.7%

C000023598
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class S
Trading Symbol	IVPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$54	1.12%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%
AssetsNet	$ 167,154,685
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$167,154,685 # of Portfolio Holdings105 Portfolio Turnover Rate70%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	6.0%
Common Stock	96.8%

Sector Allocation

Value	Value
Industrials	23.4%
Health Care	22.3%
Information Technology	22.1%
Consumer Discretionary	10.1%
Financials	8.3%
Consumer Staples	3.8%
Materials	3.0%
Energy	2.9%
Real Estate	0.9%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(2.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Rambus, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Western Alliance Bancorp	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	2.0%
Fabrinet	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.7%
Carpenter Technology Corp.	1.7%
SiTime Corp.	1.7%

C000074885
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class S2
Trading Symbol	ISCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$62	1.27%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.27%
AssetsNet	$ 167,154,685
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$167,154,685 # of Portfolio Holdings105 Portfolio Turnover Rate70%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	6.0%
Common Stock	96.8%

Sector Allocation

Value	Value
Industrials	23.4%
Health Care	22.3%
Information Technology	22.1%
Consumer Discretionary	10.1%
Financials	8.3%
Consumer Staples	3.8%
Materials	3.0%
Energy	2.9%
Real Estate	0.9%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(2.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Rambus, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Western Alliance Bancorp	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	2.0%
Fabrinet	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.7%
Carpenter Technology Corp.	1.7%
SiTime Corp.	1.7%